INCOME TAXES (Details 5) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets
Balance at Beginning of Year	$ 151,357	$ 160,198
Balance at End of Year	151,357	160,198
Taiwan [Member]
Deferred Tax Assets
Balance at Beginning of Year	151,357	160,198
Temporary Difference	38,322
Foreign currency difference	(47,163)
Balance at End of Year	$ 151,357	$ 160,198